Note 5 - Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2021	3,589,783	$0.36
Options granted	998,450	0.36
Options exercised	(25,000)	0.34
Balance at March 31, 2021	4,563,233	$0.36
Exercisable, March 31, 2021	2,880,121	$0.39
Vested and expected to vest	4,070,942	$0.37

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2021	2020
Type of awards:
Stock options	$53	$36
Restricted stock	-	5
	$53	$41

Income statement account:
Selling and marketing	$19	9
General and administrative	34	32
	$53	$41

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three months ended March 31,
	2021		2020
Expected dividend yield	—		—
Expected stock price volatility	73.9%		65.4%
Risk-free interest rate	0.7%		2.6%
Expected term (in years)	5.8	years	6.0	years
Weighted-average grant date fair-value	$0.23		$0.17